Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Provisions

	Rehabilitation provision	Provisions for legal claims	Provisions on taxes other than income tax, fines and penalties	Other provisions	Total
At January 1, 2021	4,989	4,917	956	257	11,119

Arising	—	963	583	496	2,042
Utilised	—	(2,463)	—	(193)	(2,656)
Revision in estimated cash flow and discount rate change	(963)	—	—	—	(963)
Unused amounts reversed	—	(648)	(629)	(55)	(1,332)
Unwinding of discount	328	—	—	18	346
Exchange differences	—	(5)	7	(16)	(14)

At December 31, 2021	4,354	2,764	917	507	8,542

Current	312	2,764	917	431	4,424
Non-current	4,042	—	—	76	4,118